Accounts receivable - Schedule of revenue by customers (Details)	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2022	Apr. 30, 2021
Customer A
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	5.40%	44.00%	19.10%	61.00%
Main customers as a percentage of accounts receivable					12.60%	53.00%
Customer B
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	83.90%	49.00%	67.00%	28.00%
Main customers as a percentage of accounts receivable					72.20%	45.00%